Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Summary of cash and cash equivalents

	As of 31 December
	2024	2023
	USD	USD
Cash at banks	4,958,983	2,922,755
	4,958,983	2,922,755

For the purpose of the consolidated statement of cash flow, cash and cash equivalents comprise the following:

	As of 31 December
	2024	2023	2022
	USD	USD	USD
Cash at banks and on hand attributable to continued operations	4,958,983	2,922,755	1,538,347
Cash at banks and on hand attributable to discontinued operations (Note 32)	1,522	1,261	1,157,929
	4,960,505	2,924,016	2,696,276